Revenue (Expenses) by Type - Summary of Revenue Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Schedule of Revenue (Expense) [Line Items]
Revenue	$ 3,771.1	$ 5,462.6	[1]	$ 5,071.1	[1]
Cost of sales and services	(3,293.5)	(4,667.1)	[1]	(4,303.1)	[1]
Administrative	(143.4)	(190.2)	[1]	(182.6)	[1]
Selling	(194.0)	(286.5)	[1]	(305.7)	[1]
Expected credit loss (reversal) over financial assets and contract assets	(61.8)	0.6		1.5
Research	(29.8)	(49.4)	[1]	(46.1)	[1]
Other operating expense, net	(374.7)	(346.8)	[1]	(199.4)	[1]
Equity in income of associates	2.7	(0.2)	[1]	(0.4)	[1]
Operating profit before financial income	(323.4)	(77.0)	[1]	35.3	[1]
Revenue (expenses) by nature:
Revenue from sales of goods	3,194.5	4,755.2		4,450.5
Revenue from sales of services	620.9	773.3		676.5
Sales deductions and tax on revenue	(44.3)	(65.9)		(55.9)
General manufacturing costs	(3,001.4)	(4,457.4)		(4,031.1)
Depreciation	(163.6)	(113.8)		(159.2)
Amortization	(128.5)	(95.9)		(112.8)
Personnel expenses	(194.2)	(257.5)		(245.8)
Selling expenses	(48.1)	(71.9)		(67.3)
Equity in losses on associates	2.7	(0.2)		(0.5)
Expected credit losses over financial assets and contract assets	(61.8)	0.6		3.0
Services provided	(74.5)	(93.8)		(104.9)
Miscellaneous	(50.4)	(102.9)		(117.8)
Operating profit before financial income	(323.4)	(77.0)	[1]	35.3	[1]
Other operating expense, net	$ (374.7)	$ (346.8)	[1]	$ (199.4)	[1]

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).